RELATED PARTY TRANSACTIONS AND BALANCES - Transactions (Details)		1 Months Ended		12 Months Ended
	Mar. 30, 2021 CNY (¥)	Nov. 30, 2017 CNY (¥)	Nov. 30, 2017 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Guarantor Obligations, Guarantee Fee Income Receivable				¥ 3,291,940	¥ 107,318,909
Guarantor Obligations, Carrying Value				12,142,387	57,331,674
Related Party Transaction, Other Revenues from Transactions with Related Party				6,364,065		¥ 18,574,433
Guarantor Obligations, Current Carrying Value				2,500,484	22,519,228		$ 392,381
Guarantor Obligations Proceeds Of Guarantee Fee				21,233,749	18,372,799	18,628,574
Payments for Other Fees				¥ 5,309,769	¥ 27,485,358	¥ 39,565,882
Payments Made in Advance related to Service Fee		¥ 76,356,466	$ 11,200,000
Escrow Service Expenses				8,753,242	9,442,936	23,266,889
Lessor, Operating Lease, Term of Contract				10 years			10 years
Construction in progress				¥ 2,647,069,356	¥ 708,060,041
Due from related parties					75,930,094	¥ 91,416,575
Outstanding receivables settlement within 2020				¥ 29,417,134	410,358,136		$ 4,616,190
Minimum [Member]
Related Party Transaction [Line Items]
Amortization period for guarantee liability				1 year
Maximum [Member]
Related Party Transaction [Line Items]
Amortization period for guarantee liability				16 years
Jinko-Tiansheng [Member]
Related Party Transaction [Line Items]
Payments for Other Fees				¥ 5,309,769	27,485,358	39,565,882
Sweihan Pv [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party				0	51,201,037	144,287,938
Jiangxi Desun Energy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Rental expenses from related parties					1,100,304	1,100,304
Guarantor Obligations, Current Carrying Value				401,400,000,000			$ 63,000,000.0
Jinko Power Group [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party				27,098,993	5,072,143	7,812,477
Rental expenses from related parties				16,038
Related Party Transaction, Other Revenues from Transactions with Related Party					14,687,691
Revenue from Rental Services				4,003,674	2,177,280	2,177,280
Jinko Power
Related Party Transaction [Line Items]
Notes receivable					33,001,402
Loan deposit amount				0	17,700,000
Amount of offset the debts and receivables	¥ 71,000,000.0
Due from related parties				29,000,000	377,000,000
Due from related parties over due over one year				0	300,000,000
Interest on overdue receivable from related parties				0	0
Electricity fee charged by related party				¥ 7,724,917	¥ 3,087,690	¥ 0